Quarterly Holdings Report
for
Fidelity Advisor® Global Real Estate Fund
October 31, 2022
AGRE-NPRT1-1222
1.9879813.106
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 4.9%
Abacus Property Group unit	34,903	62,512
Arena (REIT) unit	20,351	51,159
Charter Hall Retail REIT	20,173	51,744
National Storage REIT unit	44,803	74,798
TOTAL AUSTRALIA		240,213
Canada - 4.9%
Boardwalk (REIT)	3,197	113,767
Dream Industrial (REIT)	9,040	72,660
Flagship Communities (REIT)	3,622	52,157
TOTAL CANADA		238,584
France - 2.3%
ARGAN SA	692	51,906
Covivio	686	36,744
Gecina SA	283	25,241
TOTAL FRANCE		113,891
Germany - 2.2%
Vonovia SE	4,766	105,379
Hong Kong - 1.4%
Hysan Development Co. Ltd.	8,709	18,994
Link (REIT)	8,558	50,587
TOTAL HONG KONG		69,581
Ireland - 0.4%
Dalata Hotel Group PLC (a)	5,866	18,812
Japan - 10.3%
Activia Properties, Inc.	8	23,700
Advance Residence Investment Corp.	14	32,577
Kenedix Residential Investment Corp.	37	54,196
LaSalle Logiport REIT	53	56,566
Mitsubishi Estate Co. Ltd.	9,011	113,316
Mitsui Fudosan Co. Ltd.	9,346	179,101
Mitsui Fudosan Logistics Park, Inc.	12	39,786
TOTAL JAPAN		499,242
Netherlands - 0.3%
NSI NV	712	17,028
Singapore - 4.2%
CapitaMall Trust	61,110	81,158
Mapletree Pan Asia Commercial	31,518	35,401
UOL Group Ltd.	19,972	87,332
TOTAL SINGAPORE		203,891
Spain - 0.7%
Merlin Properties Socimi SA	4,270	36,164
Sweden - 0.7%
Catena AB	959	32,606
United Kingdom - 4.6%
Assura PLC	72,994	46,835
Grainger Trust PLC	29,878	77,779
Helical PLC	2,840	10,748
Life Science (REIT) PLC	19,775	16,555
Segro PLC	4,791	43,130
Shaftesbury PLC	6,212	26,188
TOTAL UNITED KINGDOM		221,235
United States of America - 61.3%
American Assets Trust, Inc.	1,164	31,987
American Homes 4 Rent Class A	2,435	77,774
Apartment Income (REIT) Corp.	1,550	59,567
Crown Castle International Corp.	712	94,881
CubeSmart	2,602	108,946
DiamondRock Hospitality Co.	5,569	52,014
Digital Realty Trust, Inc.	1,473	147,668
Elme Communities (SBI)	1,857	35,450
Equinix, Inc.	358	202,786
Equity Lifestyle Properties, Inc.	1,923	122,995
Essex Property Trust, Inc.	294	65,339
Extra Space Storage, Inc.	836	148,340
Gaming & Leisure Properties	1,421	71,221
Highwoods Properties, Inc. (SBI)	109	3,077
Host Hotels & Resorts, Inc.	5,600	105,728
Invitation Homes, Inc.	2,695	85,405
Kimco Realty Corp.	4,139	88,492
LXP Industrial Trust (REIT)	3,596	34,809
Mid-America Apartment Communities, Inc.	779	122,654
National Retail Properties, Inc.	2,206	92,718
Phillips Edison & Co., Inc.	1,307	39,393
Piedmont Office Realty Trust, Inc. Class A	265	2,769
Prologis (REIT), Inc.	3,575	395,927
Regency Centers Corp.	1,257	76,061
RLJ Lodging Trust	3,337	40,611
Ryman Hospitality Properties, Inc.	413	36,724
Spirit Realty Capital, Inc.	1,756	68,185
Sun Communities, Inc.	711	95,878
UDR, Inc.	3,363	133,713
Urban Edge Properties	1,808	25,529
Ventas, Inc.	3,481	136,212
Veris Residential, Inc. (a)	1,579	24,996
Welltower Op	2,472	150,891
TOTAL UNITED STATES OF AMERICA		2,978,740
TOTAL COMMON STOCKS (Cost $4,999,962)		4,775,366

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $53,100)	53,090	53,100

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $5,053,062)	4,828,466
NET OTHER ASSETS (LIABILITIES) - 0.7%	32,035
NET ASSETS - 100.0%	4,860,501

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	80,792	383,775	411,467	418	-	-	53,100	0.0%
Total	80,792	383,775	411,467	418	-	-	53,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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